Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
Accounts payable and accrued liabilities
8	Accounts payable and accrued liabilities

	December 31,	December 31,
	2017	2016
	$	$

Trade payables	19,004	18,428
Other payables and accrued liabilities	13,315	11,400
	32,319	29,828

All accounts payable and accrued liabilities are expected to be settled within 12 months.